PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Energy Distribution - Sales (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Eletroacre
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Sales value	R$ 50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	113,780
Fuel Consumption Account and Energy Development Account Outstanding.	296,167
Ceron
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	1,872,522
Fuel Consumption Account and Energy Development Account Outstanding.	3,847,293
Boa Vista
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	342,120
Fuel Consumption Account and Energy Development Account Outstanding.	278,360
Amazonas Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	8,911,866
Fuel Consumption Account and Energy Development Account Outstanding.	4,055,549
Cepisa
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	50
CEAL
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	50
Maximum | Cepisa
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	50
Maximum | CEAL
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	R$ 50